Taxes Payable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Taxes Payable
VAT payable	¥ 31,509		¥ 34,523
Withholding individual income taxes for employees	5,014		8,037
Enterprise income taxes payable	6,200		17,996
Others	738		1,306
Total	¥ 43,461	$ 6,215	¥ 61,862